Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
NVIT Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT MID CAP INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.81%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive” management, or indexing, approach, designed to match approximately the performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400 Index”) before the deduction of Fund expenses. The S&P MidCap 400 Index includes approximately 400 stocks of mid-cap U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400 Index. The Fund does not necessarily invest in all of the securities included in the S&P MidCap 400 Index or in the same weightings.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Mid–cap risk – mid–cap companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

		If the value of the Fund’s investments goes down, you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 19.88% – 3rd qtr. of 2009 Worst Quarter: -25.66% – 4th qtr. of 2008
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Fund has not commenced offering Class III shares as of the date of this prospectus. Pre-inception historical performance for each of these share classes is based on the previous performance of Class I shares. Performance for Class II shares has been adjusted to reflect that share class’s higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception dates for Class II and Class Y shares are May 6, 2002 and May 1, 2006, respectively. The Fund has not commenced offering Class III shares as of the date of this prospectus. Pre-inception historical performance for each of these share classes is based on the previous performance of Class I shares. Performance for Class II shares has been adjusted to reflect that share class’s higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
NVIT Mid Cap Index Fund | Class Y shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption		[1]
Management Fees	rr_ManagementFeesOverAssets	0.21%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
1 Year	rr_ExpenseExampleYear01	27
3 Years	rr_ExpenseExampleYear03	84
5 Years	rr_ExpenseExampleYear05	146
10 Years	rr_ExpenseExampleYear10	331
1 Year	rr_AverageAnnualReturnYear01	(2.39%)
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	6.55%
NVIT Mid Cap Index Fund | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption		[1]
Management Fees	rr_ManagementFeesOverAssets	0.21%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	230
10 Years	rr_ExpenseExampleYear10	518
2002	rr_AnnualReturn2002	(15.30%)
2003	rr_AnnualReturn2003	34.70%
2004	rr_AnnualReturn2004	15.70%
2005	rr_AnnualReturn2005	12.10%
2006	rr_AnnualReturn2006	9.90%
2007	rr_AnnualReturn2007	7.60%
2008	rr_AnnualReturn2008	(36.50%)
2009	rr_AnnualReturn2009	36.80%
2010	rr_AnnualReturn2010	26.20%
2011	rr_AnnualReturn2011	(2.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.66%)
1 Year	rr_AverageAnnualReturnYear01	(2.54%)
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	6.45%
NVIT Mid Cap Index Fund | Class II shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption		[1]
Management Fees	rr_ManagementFeesOverAssets	0.21%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_AverageAnnualReturnYear01	(2.68%)
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	6.24%
NVIT Mid Cap Index Fund | Class III shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.21%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	230
10 Years	rr_ExpenseExampleYear10	518
1 Year	rr_AverageAnnualReturnYear01	(2.54%)
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	6.45%
NVIT Mid Cap Index Fund | S&P MidCap 400 Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	7.04%

[1]	(as a percentage of amount redeemed within 60 days of purchase)
[2]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2012.